Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets
	Licenses and other rights	Patents	Software	Total
Cost
Balance at January 1, 2021	$162,064	$6,783	$3,306	$172,153
Additions	—	93	(1)	92
Disposals	—	(12)	—	(12)
Sold - discontinued operations (note 3)	(1,268)	—	(345)	(1,613)
Effect of foreign exchange differences	1	(19)	(19)	(37)
Reclassified to assets held for sale (note 3)	(13,739)	(1,393)	(2,122)	(17,254)
Balance at June 30, 2021	$147,058	$5,452	$819	$153,329

Accumulated amortization
Balance at January 1, 2021	$150,528	$4,429	$1,704	$156,661
Amortization expense	109	534	279	922
Disposals	—	(3)	(1)	(4)
Sold - discontinued operations (note 3)	(433)	—	(88)	(521)
Impairments	—	341	—	341
Effect of foreign exchange differences	18	(22)	(7)	(11)
Reclassified to assets held for sale (note 3)	(6,861)	(507)	(1,229)	(8,597)
Balance at June 30, 2021	$143,361	$4,772	$658	$148,791

Carrying amounts
At June 30, 2021	$3,697	$680	$161	$4,538
At December 31, 2020	11,536	2,354	1,602	15,492